Securities Available for Sale - Amortized Cost and Fair Values of Securities Available for Sale (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 193,721	$ 253,722
Gross Unrealized Gains	9,083	9,512
Gross Unrealized Losses	(1,667)	(449)
Fair Value	201,137	262,785
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	144,815	197,483
Gross Unrealized Gains	2,472	5,284
Gross Unrealized Losses	(1,499)	(130)
Fair Value	145,788	202,637
Debt Securities [Member] | Government-Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	34,562	53,084
Gross Unrealized Gains	3	94
Gross Unrealized Losses	(1,417)	(29)
Fair Value	33,148	53,149
Debt Securities [Member] | Municipal Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,721	7,236
Gross Unrealized Gains	137	225
Gross Unrealized Losses
Fair Value	5,858	7,461
Debt Securities [Member] | Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	91,816	117,714
Gross Unrealized Gains	1,654	3,806
Gross Unrealized Losses	(82)	(100)
Fair Value	93,388	121,420
Debt Securities [Member] | Corporate Bonds [Member] | Financial Services [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	58,166	76,044
Gross Unrealized Gains	1,148	2,480
Gross Unrealized Losses	(66)	(71)
Fair Value	59,248	78,453
Debt Securities [Member] | Corporate Bonds [Member] | Industry and Manufacturing [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	13,893	14,846
Gross Unrealized Gains	264	449
Gross Unrealized Losses	(16)
Fair Value	14,141	15,295
Debt Securities [Member] | Corporate Bonds [Member] | Consumer Products and Services [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	7,234	12,259
Gross Unrealized Gains	32	355
Gross Unrealized Losses
Fair Value	7,266	12,614
Debt Securities [Member] | Corporate Bonds [Member] | Technology [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,503	2,506
Gross Unrealized Gains	18
Gross Unrealized Losses		(29)
Fair Value	2,521	2,477
Debt Securities [Member] | Corporate Bonds [Member] | Healthcare [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	9,009	11,041
Gross Unrealized Gains	149	461
Gross Unrealized Losses
Fair Value	9,158	11,502
Debt Securities [Member] | Corporate Bonds [Member] | Other [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,011	1,018
Gross Unrealized Gains	43	61
Gross Unrealized Losses
Fair Value	1,054	1,079
Debt Securities [Member] | Residential Mortgage-Backed Securities [Member] | Government-Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	11,138	16,280
Gross Unrealized Gains	592	1,019
Gross Unrealized Losses		(1)
Fair Value	11,730	17,298
Debt Securities [Member] | Residential Mortgage-Backed Securities [Member] | Private Label [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,578	3,169
Gross Unrealized Gains	86	140
Gross Unrealized Losses
Fair Value	1,664	3,309
Marketable Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	48,906	56,239
Gross Unrealized Gains	6,611	4,228
Gross Unrealized Losses	(168)	(319)
Fair Value	55,349	60,148
Marketable Equity Securities [Member] | Money Market Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,065	13,833
Gross Unrealized Gains
Gross Unrealized Losses	(41)	(19)
Fair Value	2,024	13,814
Marketable Equity Securities [Member] | Common Stocks [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	46,841	42,406
Gross Unrealized Gains	6,611	4,228
Gross Unrealized Losses	(127)	(300)
Fair Value	53,325	46,334
Marketable Equity Securities [Member] | Common Stocks [Member] | Financial Services [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,909	11,354
Gross Unrealized Gains	614	622
Gross Unrealized Losses		(67)
Fair Value	7,523	11,909
Marketable Equity Securities [Member] | Common Stocks [Member] | Industry and Manufacturing [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	18,092	10,922
Gross Unrealized Gains	2,413	1,329
Gross Unrealized Losses	(58)	(157)
Fair Value	20,447	12,094
Marketable Equity Securities [Member] | Common Stocks [Member] | Consumer Products and Services [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	9,909	11,849
Gross Unrealized Gains	1,530	1,284
Gross Unrealized Losses	(3)	(59)
Fair Value	11,436	13,074
Marketable Equity Securities [Member] | Common Stocks [Member] | Technology [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,442	1,847
Gross Unrealized Gains	132	11
Gross Unrealized Losses	(66)	(8)
Fair Value	3,508	1,850
Marketable Equity Securities [Member] | Common Stocks [Member] | Healthcare [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,048	3,757
Gross Unrealized Gains	1,115	560
Gross Unrealized Losses		(9)
Fair Value	6,163	4,308
Marketable Equity Securities [Member] | Common Stocks [Member] | Other [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,441	2,677
Gross Unrealized Gains	807	422
Gross Unrealized Losses
Fair Value	$ 4,248	$ 3,099